Deferred Finance Costs	12 Months Ended
Dec. 31, 2013
Deferred Finance Costs [Abstract]
DEFERRED FINANCE COSTS
NOTE 6: DEFERRED FINANCE COSTS
Deferred finance costs consisted of the following:
Financing Costs
Balance at December 31, 2011	$ 24,819
Additions	42
Amortization	(3,255)
Capitalized into vessel deposits	(879)
Balance at December 31, 2012	$ 20,727
Additions	16,200
Capitalized into vessel deposits	(472)
Amortization	(3,252)
Deferred charges written-off	(9,957)
Balance at December 31, 2013	$ 23,246

In 2013, an amount of $9,343 of deferred financing costs was written-off in relation to the $505,000 bond (see Note 13, Borrowings) and $614 in relation to the loan with DVB Bank SE which was fully repaid on November 12, 2013. In addition, the amortization income of the bond premium was $343 for 2013, $435 for 2012, $334 for 2011.